                              [NATIONWIDE LOGO]



                                Nationwide(R)
                            VA Separate Account-C




                                ANNUAL REPORT
                                      TO
                               CONTRACT OWNERS
                              DECEMBER 31, 1999







                NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
                         HOME OFFICE: COLUMBUS, OHIO

                 NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
                 ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215-2220




                               [PRESIDENT'S PHOTO]





                              PRESIDENT'S MESSAGE

     We at Nationwide Life and Annuity Insurance Company are pleased to bring you the 1999 annual report of the Nationwide VA
     Separate Account-C.

     During 1999 equity investments extended their spirited advance to a fifth consecutive year. The S&P 500 was the laggard of the major indices with a year-over-year change of a respectable 19.53%. The NASDAQ topped the list at over 85% with the other indices falling into line nearer the lower end of the range. Fixed earnings investments did not fare as well in the current environment of rising interest rates.

     The U.S. economy remains strong, inflation remains docile and the available labor pool is incessantly tight. Against this good-news-bad-news backdrop, the Federal Reserve is increasingly concerned that recent productivity gains will subside and ignite wage inflation. To date, the Fed has hiked short-term interest rates a quarter percentage point on four occasions since last June. Prospectively, they may well become more aggressive in their preemptive efforts to dampen economic growth and avoid a new round of inflation.

     We believe some caution may be warranted at this juncture. Certain market sectors are well extended and may inevitably retreat to less lofty valuation levels. However, we remain bullish for the long-term prospects of financial assets. Your variable insurance contract provides an excellent resource to help you achieve your long-term retirement savings and financial planning objectives.

     We appreciate your trust in our company and in our investment products, and we welcome and encourage your feedback.



                              /s/Joseph J. Gasper

                           Joseph J. Gasper, President
                                February 10, 2000

--------------------------------------------------------------------------------


                        NATIONWIDE VA SEPARATE ACCOUNT-C

          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

                                DECEMBER 31, 1999


ASSETS:
   Investments at market value:
      Fidelity VIP - Equity-Income Portfolio (FidVIPEI)
         5,152,374 shares (cost $113,466,068) ..........................................................     $  132,467,528
      Fidelity VIP - Overseas Portfolio (FidVIPOv)
         1,029,183 shares (cost $19,655,355) ...........................................................         28,240,776
      Nationwide SAT - Money Market Fund (NSATMyMkt)
         19,480,767 shares (cost $19,480,767) ..........................................................         19,480,767
      Nationwide SAT - Total Return Fund (NSATTotRe)
         4,919,238 shares (cost $77,754,208) ...........................................................         92,530,876
      One Group - Balanced Portfolio (OGBal)
         11,694,160 shares (cost $168,266,068) .........................................................        183,364,423
      One Group - Bond Portfolio (OGBond)
         523,399 shares (cost $5,326,512) ..............................................................          5,223,524
      One Group - Diversified Equity Portfolio (OGDivEq)
         381,899 shares (cost $6,919,995) ..............................................................          6,709,966
      One Group - Diversified Mid Cap Portfolio (OGDivMidCap)
         172,120 shares (cost $2,581,569) ..............................................................          2,612,786
      One Group - Equity Index Portfolio (OGEqIx)
         4,177,620 shares (cost $47,981,692) ...........................................................         54,058,407
      One Group - Government Bond Portfolio (OGGvtBd)
         6,343,001 shares (cost $66,112,826) ...........................................................         63,176,294
      One Group - Large Cap Growth Portfolio (OGLgCapGr)
         12,407,714 shares (cost $240,567,341) .........................................................        329,548,871
      One Group - Mid Cap Growth Portfolio (OGMidCapGr)
         6,799,591 shares (cost $106,869,791) ..........................................................        139,731,600
      One Group - Mid Cap Value Portfolio (OGMidCapV)
         387,900 shares (cost $3,854,489) ..............................................................          4,030,277
                                                                                                            ---------------
            Total investments ..........................................................................      1,061,176,095
   Accounts receivable .................................................................................            261,947
                                                                                                            ---------------
            Total assets ...............................................................................      1,061,438,042
ACCOUNTS PAYABLE .......................................................................................             24,234
                                                                                                            ---------------
CONTRACT OWNERS' EQUITY ................................................................................    $ 1,061,413,808
                                                                                                            ===============

                                                                     (Continued)

                        NATIONWIDE VA SEPARATE ACCOUNT-C
     STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY, CONTINUED

                                                                                                            ANNUAL
   Contract owners' equity represented by:                   UNITS         UNIT VALUE                      RETURN(b)
                                                           --------         ---------                      ---------
      Fidelity VIP - Equity-Income Portfolio:
         Tax qualified                                     1,964,127       $ 22.280043   $  43,760,834          5%
         Non-tax qualified                                 3,981,435         22.280043      88,706,543          5%
      Fidelity VIP - Overseas Portfolio:
         Tax qualified                                       379,475         19.911517       7,555,923         41%
         Non-tax qualified                                 1,038,871         19.911517      20,685,498         41%
      Nationwide SAT - Money Market Fund:
         Tax qualified                                       632,925         12.249399       7,752,951          3%
         Non-tax qualified                                   957,505         12.249399      11,728,861          3%
      Nationwide SAT - Total Return Fund:
         Tax qualified                                     1,294,160         23.518255      30,436,385          6%
         Non-tax qualified                                 2,639,891         23.518255      62,085,630          6%
      One Group - Balanced Fund:
         Tax qualified                                     2,679,742         19.675211      52,724,489          7%
         Non-tax qualified                                 6,639,433         19.675211     130,632,245          7%
      One Group - Bond Portfolio:
         Tax qualified                                       154,762         10.028902       1,552,093          0%(a)
         Non-tax qualified                                   372,959         10.028902       3,740,369          0%(a)
      One Group - Diversified Equity Portfolio:
         Tax qualified                                       170,001         10.572360       1,797,312          6%(a)
         Non-tax qualified                                   464,908         10.572360       4,915,175          6%(a)
      One Group - Diversified Mid Cap Portfolio:
         Tax qualified                                        66,580         10.890908         725,117          9%(a)
         Non-tax qualified                                   190,256         10.890908       2,072,061          9%(a)
      One Group - Equity Index Fund:
         Tax qualified                                     1,079,436         13.095858      14,136,141         20%
         Non-tax qualified                                 3,048,481         13.095858      39,922,474         20%
      One Group - Government Bond Fund:
         Tax qualified                                     1,479,536         12.856498      19,021,652         (3)%
         Non-tax qualified                                 3,433,968         12.856498      44,148,803         (3)%
      One Group - Large Cap Growth Fund:
         Tax qualified                                     3,016,430         32.691561      98,611,805         28%
         Non-tax qualified                                 7,063,890         32.691561     230,929,591         28%
      One Group - Mid Cap Growth Fund:
         Tax qualified                                     1,409,374         29.321738      41,325,295         24%
         Non-tax qualified                                 3,356,134         29.321738      98,407,682         24%
      One Group - Mid Cap Value Portfolio:
         Tax qualified                                       104,139         10.156152       1,057,652          2%(a)
         Non-tax qualified                                   293,539         10.156152       2,981,227          2%(a)
                                                          ==========      ============  --------------
                                                                                        $1,061,413,808
                                                                                        ==============



(a) Non-annualized. The return was computed for the period 9/1/99 (effective date) through 12/31/99.
(b) The annual return does not include contract charges satisfied by surrendering units.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

NATIONWIDE VA SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY
-----------------------------
STATEMENTS OF OPERATIONS
-----------------------------
YEARS ENDED DECEMBER 31, 1999 AND 1998


                                                                     TOTAL                         FidVIPEI
                                                       ------------------------------  ------------------------------
                                                           1999             1998            1999             1998
                                                       --------------  --------------  --------------  --------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..................              $   10,994,488       6,907,178       1,797,880       1,240,121
  Mortality, expense and administration
    charges (note 2).....................                 (10,968,129)     (6,556,701)     (1,723,396)     (1,374,929)
                                                       --------------  --------------  --------------  --------------
    Net investment activity..............                      26,359         350,477          74,484        (134,808)
                                                       --------------  --------------  --------------  --------------

  Proceeds from mutual fund shares sold..                  43,884,438      19,122,996       5,669,408       1,736,107
  Cost of mutual fund shares sold........                 (31,670,495)    (16,568,897)     (3,858,747)     (1,159,168)
                                                       --------------  --------------  --------------  --------------
    Realized gain (loss) on investments..                  12,213,943       2,554,099       1,810,661         576,939
  Change in unrealized gain (loss) on investments          57,565,857      77,317,019         (81,380)      4,686,743
                                                       --------------  --------------  --------------  --------------
    Net gain (loss) on investments.......                  69,779,800      79,871,118       1,729,281       5,263,682
                                                       --------------  --------------  --------------  --------------
  Reinvested capital gains...............                  58,350,947      28,599,549       3,974,261       4,413,373
                                                       --------------  --------------  --------------  --------------
      Net increase (decrease) in contract owners'
        equity resulting from operations.                 128,157,016     108,821,144       5,778,026       9,542,247
                                                       --------------  --------------  --------------  --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners......................                 325,941,152     222,935,462      21,301,189      30,085,527
  Transfers between funds................                           -               -      (5,090,540)       (996,269)
  Redemptions............................                 (73,109,289)    (25,865,354)     (8,727,106)     (5,624,154)
  Annuity benefits.......................                        (412)              -             (77)              -
  Contingent deferred sales charges (note 2)               (1,499,781)       (753,231)       (222,077)       (149,745)
  Adjustments to maintain reserves.......                     (76,910)          1,451          (7,606)         (7,404)
                                                       --------------  --------------  --------------  --------------
      Net equity transactions............                 251,254,760     196,318,328       7,253,783      23,307,955
                                                       --------------  --------------  --------------  --------------

Net change in contract owners' equity....                 379,411,866     305,139,472      13,031,809      32,850,202
Contract owners' equity beginning of period               682,001,942     376,862,470     119,435,568      86,585,366
                                                       --------------  --------------  --------------  --------------
Contract owners' equity end of period....              $1,061,413,808     682,001,942     132,467,377     119,435,568
                                                       ==============  ==============  ==============  ==============



NATIONWIDE VA SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY
-----------------------------
STATEMENTS OF OPERATIONS
-----------------------------
YEARS ENDED DECEMBER 31, 1999 AND 1998


                                                                    FidVIPOv                         NSATMyMkt
                                                        -------------------------------  ------------------------------
                                                              1999            1998             1999            1998
                                                        --------------   --------------  --------------  --------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..................                      293,246          294,761         592,839         480,416
  Mortality, expense and administration
    charges (note 2).....................                     (283,910)        (228,517)       (162,870)       (122,603)
                                                         -------------   --------------  --------------  --------------
    Net investment activity..............                        9,336           66,244         429,969         357,813
                                                         -------------   --------------  --------------  --------------

  Proceeds from mutual fund shares sold..                    2,063,573        1,146,502       5,737,805       8,738,658
  Cost of mutual fund shares sold........                   (1,555,752)        (950,918)     (5,737,805)     (8,738,658)
                                                         -------------   --------------  --------------  --------------
    Realized gain (loss) on investments..                      507,821          195,584               -               -
  Change in unrealized gain (loss) on investments            7,135,457          503,877               -               -
                                                         -------------   --------------  --------------  --------------
    Net gain (loss) on investments.......                    7,643,278          699,461               -               -
                                                         -------------   --------------  --------------  --------------
  Reinvested capital gains...............                      472,977          868,768               -               -
                                                         -------------   --------------  --------------  --------------
      Net increase (decrease) in contract owners'
        equity resulting from operations.                    8,125,591        1,634,473         429,969         357,813
                                                         -------------   --------------  --------------  --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners......................                    3,115,936        3,919,692       4,405,895       6,090,757
  Transfers between funds................                     (526,998)        (647,967)      6,813,845      (5,087,475)
  Redemptions............................                   (1,441,989)        (950,606)     (1,853,162)       (416,008)
  Annuity benefits.......................                            -                -               -               -
  Contingent deferred sales charges (note 2)                   (45,800)         (34,219)        (46,359)        (14,645)
  Adjustments to maintain reserves.......                          643               71           1,045             294
                                                         -------------   --------------  --------------  --------------
      Net equity transactions............                    1,101,792        2,286,971       9,321,264         572,923
                                                         -------------   --------------  --------------  --------------

Net change in contract owners' equity....                    9,227,383        3,921,444       9,751,233         930,736
Contract owners' equity beginning of period                 19,014,038       15,092,594       9,730,579       8,799,843
                                                         -------------   --------------  --------------  --------------
Contract owners' equity end of period....                   28,241,421       19,014,038      19,481,812       9,730,579
                                                         =============   ==============  ==============  ==============

                                                                     (Continued)

NATIONWIDE VA SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED
-----------------------------------------
STATEMENTS OF OPERATIONS, CONTINUED
-----------------------------------------
YEARS ENDED DECEMBER 31, 1999 AND 1998

                                                                   NSATTotRe                         OGBaL
                                                       ------------------------------  ------------------------------
                                                             1999            1998            1999            1998
                                                       --------------  --------------  --------------  --------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..................              $      573,632         714,940       3,735,676       1,900,182
  Mortality, expense and administration
    charges (note 2).....................                  (1,159,865)       (878,488)     (1,884,516)       (900,997)
                                                       --------------  --------------  --------------  --------------
    Net investment activity..............                    (586,233)       (163,548)      1,851,160         999,185
                                                       --------------  --------------  --------------  --------------

  Proceeds from mutual fund shares sold..                   2,583,392       1,676,825       2,790,872         267,312
  Cost of mutual fund shares sold........                  (1,568,334)     (1,050,209)     (1,890,324)       (195,743)
                                                       --------------  --------------  --------------  --------------
    Realized gain (loss) on investments..                   1,015,058         626,616         900,548          71,569
  Change in unrealized gain (loss) on investments             724,945       6,183,757       3,744,156       9,178,113
                                                       --------------  --------------  --------------  --------------
    Net gain (loss) on investments.......                   1,740,003       6,810,373       4,644,704       9,249,682
                                                       --------------  --------------  --------------  --------------
  Reinvested capital gains...............                   3,434,465       3,111,349       3,323,855       1,265,780
                                                       --------------  --------------  --------------  --------------
      Net increase (decrease) in contract owners'
      equity resulting from operations.                     4,588,235       9,758,174       9,819,719      11,514,647
                                                       --------------  --------------  --------------  --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners......................                  15,713,024      20,869,076      80,424,824      52,234,693
  Transfers between funds................                  (2,485,105)         86,250         134,373       1,921,949
  Redemptions............................                  (5,125,298)     (3,156,765)     (9,809,835)     (3,341,994)
  Annuity benefits.......................                         (87)              -             (80)              -
  Contingent deferred sales charges (note 2)                 (130,968)        (89,208)       (240,180)        (92,789)
  Adjustments to maintain reserves.......                      (8,858)            (98)        (24,183)           (900)
                                                       --------------  --------------  --------------  --------------
      Net equity transactions............                   7,962,708      17,709,255      70,484,919      50,720,959
                                                       --------------  --------------  --------------  --------------

Net change in contract owners' equity....                  12,550,943      27,467,429      80,304,638      62,235,606
Contract owners' equity beginning of period                79,971,072      52,503,643     103,052,096      40,816,490
                                                       --------------  --------------  --------------  --------------
Contract owners' equity end of period....              $   92,522,015      79,971,072     183,356,734     103,052,096
                                                       ==============  ==============  ==============  ==============




NATIONWIDE VA SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED
-----------------------------------------
STATEMENTS OF OPERATIONS, CONTINUED
-----------------------------------------
YEARS ENDED DECEMBER 31, 1999 AND 1998

                                                                    OGBond                           OGDivEq
                                                       -----------------------------   -------------------------------
                                                            1999            1998             1999            1998
                                                       --------------  -------------   ---------------  --------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..................                      78,134                -           7,058               -
  Mortality, expense and administration
    charges (note 2).....................                     (10,324)               -         (12,728)              -
                                                        -------------   --------------  --------------  --------------
    Net investment activity..............                      67,810                -          (5,670)              -
                                                        -------------   --------------  --------------  --------------

  Proceeds from mutual fund shares sold..                           -                -               -               -
  Cost of mutual fund shares sold........                           -                -               -               -
                                                        -------------   --------------  --------------  --------------
    Realized gain (loss) on investments..                           -                -               -               -
  Change in unrealized gain (loss) on investments            (102,988)               -        (210,028)              -
                                                        -------------   --------------  --------------  --------------
    Net gain (loss) on investments.......                    (102,988)               -        (210,028)              -
                                                        -------------   --------------  --------------  --------------
  Reinvested capital gains...............                           -                -         549,596               -
                                                        -------------   --------------  --------------  --------------
      Net increase (decrease) in contract owners'
      equity resulting from operations.                       (35,178)               -         333,898               -
                                                        -------------   --------------  --------------  --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners......................                   5,339,445                -       6,387,974               -
  Transfers between funds................                         533                -           1,494               -
  Redemptions............................                     (14,819)               -         (13,200)              -
  Annuity benefits.......................                           -                -               -               -
  Contingent deferred sales charges (note 2)                      (47)               -            (198)              -
  Adjustments to maintain reserves.......                       2,528                -           2,519               -
                                                        -------------   --------------  --------------  --------------
      Net equity transactions............                   5,327,640                -       6,378,589               -
                                                        -------------   --------------  --------------  --------------

Net change in contract owners' equity....                   5,292,462                -       6,712,487               -
Contract owners' equity beginning of period                         -                -               -               -
                                                        -------------   --------------  --------------  --------------
Contract owners' equity end of period....                   5,292,462                -       6,712,487               -
                                                        =============   ==============  ==============  ==============

NATIONWIDE VA SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED
----------------------------------------
STATEMENTS OF OPERATIONS, CONTINUED
----------------------------------------
YEARS ENDED DECEMBER 31, 1999 AND 1998

                                                                     OGDivMidCap                       OGEqIx
                                                          -----------------------------   -----------------------------
                                                                1999            1998            1999            1998
                                                          --------------  -------------   --------------  -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..................                 $        3,773               -         527,516          69,595
  Mortality, expense and administration
    charges (note 2).....................                         (5,145)              -        (384,999)        (39,561)
                                                          --------------  --------------  --------------  --------------
    Net investment activity..............                         (1,372)              -         142,517          30,034
                                                          --------------  --------------  --------------  --------------

  Proceeds from mutual fund shares sold..                         20,942               -       3,116,712         534,659
  Cost of mutual fund shares sold........                        (21,188)              -      (2,606,913)       (564,922)
                                                          --------------  --------------  --------------  --------------
    Realized gain (loss) on investments..                           (246)              -         509,799         (30,263)
  Change in unrealized gain (loss) on investments                 31,217               -       4,820,047       1,256,668
                                                          --------------  --------------  --------------  --------------
    Net gain (loss) on investments.......                         30,971               -       5,329,846       1,226,405
                                                          --------------  --------------  --------------  --------------
  Reinvested capital gains...............                        174,370               -         647,824               -
                                                          --------------  --------------  --------------  --------------
      Net increase (decrease) in contract owners'
        equity resulting from operations.                        203,969               -       6,120,187       1,256,439
                                                          --------------  --------------  --------------  --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners......................                      2,588,143               -      36,015,097      12,077,730
  Transfers between funds................                          1,194               -       2,402,047         398,461
  Redemptions............................                         (6,028)              -      (4,086,915)        (28,766)
  Annuity benefits.......................                              -               -               -               -
  Contingent deferred sales charges (note 2)                        (122)              -         (54,097)         (1,300)
  Adjustments to maintain reserves.......                         10,022               -         (40,333)             65
                                                          --------------  --------------  --------------  --------------
      Net equity transactions............                      2,593,209               -      34,235,799      12,446,190
                                                          --------------  --------------  --------------  --------------

Net change in contract owners' equity....                      2,797,178               -      40,355,986      13,702,629
Contract owners' equity beginning of period                            -               -      13,702,629               -
                                                          --------------  --------------  --------------  --------------
Contract owners' equity end of period....                 $    2,797,178               -      54,058,615      13,702,629
                                                          ==============  ==============  ==============  ==============




NATIONWIDE VA SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED
----------------------------------------
STATEMENTS OF OPERATIONS, CONTINUED
----------------------------------------
YEARS ENDED DECEMBER 31, 1999 AND 1998

                                                                        OGGvtBd                         OGLgCapGr
                                                           -----------------------------    -----------------------------
                                                                 1999            1998             1999            1998
                                                           --------------  ---------------  --------------  --------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..................                       2,974,373        1,741,737         400,827         465,426
  Mortality, expense and administration
    charges (note 2).....................                        (655,256)        (314,513)     (3,311,041)     (1,826,256)
                                                            -------------   --------------  --------------  --------------
    Net investment activity..............                       2,319,117        1,427,224      (2,910,214)     (1,360,830)
                                                            -------------   --------------  --------------  --------------

  Proceeds from mutual fund shares sold..                       8,667,456        2,245,378      11,675,973       1,085,409
  Cost of mutual fund shares sold........                      (8,636,682)      (2,196,128)     (4,939,283)       (593,257)
                                                            -------------   --------------  --------------  --------------
    Realized gain (loss) on investments..                          30,774           49,250       6,736,690         492,152
  Change in unrealized gain (loss) on investments              (3,690,058)         201,662      33,665,907      37,313,992
                                                            -------------   --------------  --------------  --------------
    Net gain (loss) on investments.......                      (3,659,284)         250,912      40,402,597      37,806,144
                                                            -------------   --------------  --------------  --------------
  Reinvested capital gains...............                           2,360          105,068      29,768,620      13,400,166
                                                            -------------   --------------  --------------  --------------
      Net increase (decrease) in contract owners'
        equity resulting from operations.                      (1,337,807)       1,783,204      67,261,003      49,845,480
                                                            -------------   --------------  --------------  --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners......................                      35,090,477       17,834,339      84,344,126      57,599,562
  Transfers between funds................                      (2,340,963)       1,944,922       1,401,455       2,551,650
  Redemptions............................                     (10,387,808)      (1,686,406)    (25,175,190)     (7,429,886)
  Annuity benefits.......................                             (61)               -            (107)              -
  Contingent deferred sales charges (note 2)                      (87,123)         (31,392)       (474,350)       (234,135)
  Adjustments to maintain reserves.......                          (5,840)           8,956          (7,374)           (949)
                                                            -------------   --------------  --------------  --------------
      Net equity transactions............                      22,268,682       18,070,419      60,088,560      52,486,242
                                                            -------------   --------------  --------------  --------------

Net change in contract owners' equity....                      20,930,875       19,853,623     127,349,563     102,331,722
Contract owners' equity beginning of period                    42,239,580       22,385,957     202,191,833      99,860,111
                                                            -------------   --------------  --------------  --------------
Contract owners' equity end of period....                      63,170,455       42,239,580     329,541,396     202,191,833
                                                            =============   ==============  ==============  ==============


                                                                     (Continued)

NATIONWIDE VA SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED
----------------------------------------
STATEMENTS OF OPERATIONS, CONTINUED
----------------------------------------
YEARS ENDED DECEMBER 31, 1999 AND 1998

                                                                    OGMidCapGr                       OGMidCapV
                                                         ------------------------------  ------------------------------
                                                               1999            1998            1999            1998
                                                         --------------  --------------  --------------  --------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..................                $            -               -           9,534               -
  Mortality, expense and administration
    charges (note 2).....................                    (1,366,426)       (870,837)         (7,653)              -
                                                         --------------  --------------  --------------  --------------
    Net investment activity..............                    (1,366,426)       (870,837)          1,881               -
                                                         --------------  --------------  --------------  --------------

  Proceeds from mutual fund shares sold..                     1,545,306       1,692,146          12,999               -
  Cost of mutual fund shares sold........                      (842,130)     (1,119,894)        (13,337)              -
                                                         --------------  --------------  --------------  --------------
    Realized gain (loss) on investments..                       703,176         572,252            (338)              -
  Change in unrealized gain (loss) on investments            11,352,793      17,992,207         175,789               -
                                                         --------------  --------------  --------------  --------------
    Net gain (loss) on investments.......                    12,055,969      18,564,459         175,451               -
                                                         --------------  --------------  --------------  --------------
  Reinvested capital gains...............                    16,002,619       5,435,045               -               -
                                                         --------------  --------------  --------------  --------------
      Net increase (decrease) in contract owners'
        equity resulting from operations.                    26,692,162      23,128,667         177,332               -
                                                         --------------  --------------  --------------  --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners......................                    27,336,129      22,224,086       3,878,893               -
  Transfers between funds................                      (313,270)       (171,521)          1,935               -
  Redemptions............................                    (6,448,351)     (3,230,769)        (19,588)              -
  Annuity benefits.......................                             -               -               -               -
  Contingent deferred sales charges (note 2)                   (198,328)       (105,798)           (132)              -
  Adjustments to maintain reserves.......                            88           1,416             439               -
                                                         --------------  --------------  --------------  --------------
      Net equity transactions............                    20,376,268      18,717,414       3,861,547               -
                                                         --------------  --------------  --------------  --------------

Net change in contract owners' equity....                    47,068,430      41,846,081       4,038,879               -
Contract owners' equity beginning of period                  92,664,547      50,818,466               -               -
                                                         --------------  --------------  --------------  --------------
Contract owners' equity end of period....                $  139,732,977      92,664,547       4,038,879               -
                                                         ==============  ==============  ==============  ==============

See accompanying notes to financial statements.

                        NATIONWIDE VA SEPARATE ACCOUNT-C

                          NOTES TO FINANCIAL STATEMENTS

                           DECEMBER 31, 1999 AND 1998


(1)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     (a) Organization and Nature of Operations

         Nationwide VA Separate Account-C (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life and Annuity Insurance Company (the Company) on July 24, 1991. The Account has been registered as a unit investment trust under the Investment Company Act of 1940.

         The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through banks and other financial institutions.

     (b) The Contracts

         Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of contract expenses.

         With certain exceptions, contract owners in either the accumulation or the payout phase may invest in any of the following funds:

              Portfolios of the Fidelity Variable Insurance Products Fund (Fidelity VIP);
                Fidelity VIP - Equity-Income Portfolio (FidVIPEI)
                Fidelity VIP - Overseas Portfolio (FidVIPOv)

              Funds of the Nationwide Separate Account Trust (Nationwide SAT) (managed for a fee by an affiliated investment advisor);
                Nationwide SAT - Money Market Fund (NSATMyMkt)
                Nationwide SAT - Total Return Fund (NSATTotRe)

              Funds of The One Group(R)Investment Trust (One Group);
                One Group - Balanced Portfolio (OGBal) (formerly One Group - Asset Allocation Fund)
                One Group - Bond Portfolio (OGBond)
                One Group - Diversified Equity Portfolio (OGDivEq)
                One Group - Diversified Mid Cap Portfolio (OGDivMidCap)
                One Group - Equity Index Portfolio (OGEqIx)
                 (formerly One Group - Equity Index Fund)
                One Group - Government Bond Portfolio (OGGvtBd)
                  (formerly One Group - Government Bond Fund)
                One Group - Large Cap Growth Portfolio (OGLgCapGr)
                  (formerly One Group - Large Company Growth Fund))
                One Group - Mid Cap Growth Portfolio (OGMidCapGr)
                  (formerly One Group - Growth Opportunities Fund)
                One Group - Mid Cap Value Portfolio (OGMidCapV)

         At December 31, 1999, contract owners have invested in all of the above funds. The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

         A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

                                                                     (Continued)

                       NATIONWIDE VA SEPARATE ACCOUNT-C

         Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

     (c) Security Valuation, Transactions and Related Investment Income

         The market value of the underlying mutual funds is based on the closing net asset value per share at December 31, 1999. The cost of investments sold is determined on a specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

     (d) Federal Income Taxes

         Operations of the Account form a part of, and are taxed with, operations of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code.

         The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e) Use of Estimates in the Preparation of Financial Statements

         The preparation of financial statements in conformity with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     (f) Calculation of Annuity Reserves

         Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5 percent unless the annuitant elects otherwise, in which case the rate may vary from 3.5 percent to 7 percent, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(2)  EXPENSES

     The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered, the Company will, with certain exceptions, deduct from a contract owner's contract value a contingent deferred sales charge not to exceed 7% of the lesser of purchase payments or the amount surrendered, such charge declining 1% per year, to 0%, after the purchase payment has been held in the contract for 84 months. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

     The Company deducts a mortality risk charge, an expense risk charge and an administration charge assessed through the daily unit value calculation equal to an annual rate of 0.80%, 0.45% and 0.05%, respectively. No charges are deducted from the initial funding by the Depositor, or from earnings thereon.

(3)  RELATED PARTY TRANSACTIONS

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

                          Independent Auditors' Report
                          ----------------------------



The Board of Directors of Nationwide Life and Annuity Insurance Company and
   Contract Owners of Nationwide VA Separate Account-C:

      We have audited the accompanying statement of assets, liabilities and contract owners' equity of Nationwide VA Separate Account-C (comprised of the sub-accounts listed in note 1(b)) (collectively, "the Account") as of December 31, 1999, and the related statements of operations and changes in contract owners' equity for each of the years in the two year period then ended. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

      We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1999, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 1999, and the results of its operations and its changes in contract owners' equity for each of the years in the two year period then ended in conformity with generally accepted accounting principles.

                                                                        KPMG LLP

Columbus, Ohio
February 18, 2000



--------------------------------------------------------------------------------

                                                                  --------------
NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY                        Bulk Rate
HOME OFFICE: ONE NATIONWIDE PLAZA - COLUMBUS, OHIO 43215-2220      U.S. Postage
                                                                       PAID
                                                                  Columbus, Ohio
                                                                  Permit No. 521
                                                                  --------------





Nationwide(R) is a registered federal service mark of Nationwide Mutual Insurance Company